Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	₩ 976,589	₩ 887,753	₩ 1,095,906
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	80,220	45,712
New And Renewable Energy [Member]
Disclosure of other provisions [line items]
Other provisions	₩ 64,249	₩ 64,166